Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 39.7%
	AEROSPACE & DEFENSE — 0.5%
428	Boeing Co.*	$92,508
3,034	Howmet Aerospace, Inc.	856,377
		948,885
	ASSET MANAGEMENT — 2.1%
262,139	DigitalBridge Group, Inc.	4,160,146
	AUTOMOTIVE — 0.5%
10,127	General Motors Co.	899,885
	BANKING — 1.2%
1,179	Citigroup, Inc.	156,158
39,866	TriCo Bancshares	2,293,890
		2,450,048
	BIOTECH & PHARMA — 1.7%
3,427	Johnson & Johnson	878,511
180,500	Organon & Co.	2,445,775
		3,324,286
	CHEMICALS — 0.3%
4,596	Albemarle Corp.	540,673
	ELECTRICAL EQUIPMENT — 1.3%
2,548	Bloom Energy Corp.*	524,404
841	GE Vernova, Inc.	832,834
1,776	Keysight Technologies, Inc.*	566,686
2,793	Vertiv Holdings Co.	674,705
		2,598,629
	ENGINEERING & CONSTRUCTION — 0.4%
1,139	Quanta Services, Inc.	760,123
	ENTERTAINMENT CONTENT — 4.3%
20,532	Electronic Arts, Inc.	4,308,845
29,572	Roku, Inc.*	4,288,236
		8,597,081
	GAS & WATER UTILITIES — 2.2%
110,254	Essential Utilities, Inc.	4,393,622
	HOME & OFFICE PRODUCTS — 1.0%
204,039	Leggett & Platt, Inc.	1,999,582
	INSTITUTIONAL FINANCIAL SVCS — 0.3%
1,774	Bank of New York Mellon Corp./The	277,329
194	Goldman Sachs Group, Inc.	197,566
199	Morgan Stanley	41,874
		516,769
	INSURANCE — 3.9%
40,846	Brighthouse Financial, Inc.*	2,528,776

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE (Continued)
169,370	Corebridge Financial, Inc.	$5,282,650
		7,811,426
	INTERNET MEDIA & SERVICES — 0.4%
2,304	Alphabet, Inc. - Class C	821,722
	LEISURE FACILITIES & SERVICES — 2.0%
431,699	Global Business Travel Group Inc.*	4,075,239
	MACHINERY — 0.5%
1,204	Caterpillar, Inc	981,031
	MEDICAL EQUIPMENT & DEVICES — 2.4%
56,852	Bio-Techne Corp.	4,098,461
3,063	Illumina, Inc.*	628,221
		4,726,682
	METALS & MINING — 1.2%
126,192	Allied Gold Corp.*	2,289,981
	REIT — 0.3%
45,790	Minto Apartment Real Estate Investment Trust	585,971
	SEMICONDUCTORS — 6.9%
1,855	Advanced Micro Devices, Inc.*	883,258
2,198	Applied Materials, Inc.	1,115,859
159	ASML Holding N.V.	259,011
1,454	Broadcom, Inc.	566,013
1,915	Coherent, Corp.*	503,434
3,425	KLA Corp.	626,158
3,435	Lam Research Corp.	1,006,524
4,328	Lattice Semiconductor Corp.*	537,841
2,779	Marvell Technology, Inc.	521,229
1,301	Micron Technology, Inc.	1,070,762
7,067	ON Semiconductor Corp.*	576,738
42,713	Qorvo, Inc.*	3,868,516
20,002	Synaptics, Inc.*	2,146,615
		13,681,958
	SOFTWARE — 0.8%
156,364	Talkspace, Inc.*	816,220
4,204	Twilio, Inc. - Class A*	829,660
		1,645,880
	SPECIALTY FINANCE — 1.4%
401,782	Payoneer Global, Inc.*	2,880,777
	TECHNOLOGY HARDWARE — 3.6%
2,900	Apple, Inc.	895,839
1,862	Dell Technologies, Inc., Class C	754,799
16,488	Hewlett Packard Enterprise Co.	789,775

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY HARDWARE (Continued)
762	Lumentum Holdings, Inc.*	$544,023
89,171	NCR Atleos Corp.*	4,193,712
		7,178,148
	TRANSPORTATION & LOGISTICS — 0.5%
39,706	ZIM Integrated Shipping Services Ltd.	1,000,194
	TOTAL COMMON STOCKS
	(Cost $78,323,282)	78,868,738

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.2%
	CALL OPTIONS — 0.1%
	S&P 500 Index
	Exercise Price: $7,600.00, Notional Amount: $39,520,000
52	Expiration Date: August 21, 2026	201,240

	PUT OPTIONS — 0.1%
	S&P 500 Index
	Exercise Price: $7,300.00, Notional Amount: $39,420,000
54	Expiration Date: August 21, 2026	179,280
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $733,256)	380,520

Number of Shares
	MUTUAL FUNDS — 16.6%
4,151,000	Mast Managed Futures Strategy Fund - Class I(a)	32,958,940
	TOTAL MUTUAL FUNDS
	(Cost $32,917,430)	32,958,940

Principal Amount
	SHORT-TERM INVESTMENTS — 36.7%
	MONEY MARKET INVESTMENTS — 25.4%
$50,552,394	UMB Bank, Money Market Special II Deposit Investment, 3.43%(b),(c)	50,552,394

	TREASURY BILLS — 11.3%
	United States Treasury Bill
3,250,000	3.61%, 8/6/2026(c),(d)	3,249,025
3,250,000	3.62%, 9/3/2026(c),(d)	3,239,882
3,250,000	3.63%, 10/1/2026(c),(d)	3,230,406
3,250,000	3.57%, 10/29/2026(c),(d)	3,220,997
3,250,000	3.82%, 11/27/2026(c),(d)	3,210,565
3,250,000	3.92%, 12/24/2026(c),(d)	3,200,561

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS (Continued)
	MONEY MARKET INVESTMENTS (Continued)
	TREASURY BILLS (Continued)
$3,250,000	3.68%, 1/21/2027(c),(d)	$3,190,980
		22,542,416
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $73,097,398)	73,094,810

	TOTAL INVESTMENTS — 93.2%
	(Cost $185,071,366)	185,303,008

	Other Assets in Excess of Liabilities — 6.8%	13,510,857
	TOTAL NET ASSETS — 100.0%	$198,813,865

REIT – Real Estate Investment Trusts

*	Non-income producing security.
(a)	Affiliated company.
(b)	The rate is the annualized seven-day yield at period end.
(c)	All or a portion of this investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.
(d)	Treasury bill discount rate.

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

							Premium	Unrealized
				Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Reference Entity	Fund Pays	Fund Receives	Frequency	Date	Amount	(Received)	(Depreciation)
Barclays Bank PLC	Barclays Month End Rebalancing Currency Index	0.00%	Index Return	Monthly	9/30/26	$17,965,248	$-	$(33,051)
Barclays Bank PLC	Shiller Barclays CAPE US Mid-Month Sector ER Index[2]	0.00%	Basket Return	Monthly	9/30/26	14,860,176	-	53,105
Barclays Bank PLC	US AI Insulated vs Vulnerable[2]	0.50%	Basket Return	At Maturity	9/30/26	14,541,186	-	(217,710)
BNP Paribas	Alerian MLP Total Return Index	Daily SOFR + 0.75%	Index Return	At Maturity	9/30/26	5,611,247	-	320,644
BNP Paribas	BNP Paribas Artificial Intelligence Index[2]	Daily SOFR + 0.80%	Basket Return	Monthly	9/30/26	879,720	-	(117,709)
BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index[1,2]	0.50%	Basket Return	At Maturity	9/30/26	9,358,490	-	163,215
BNP Paribas	BNP Paribas Credit Flex Basket[2]	0.00%	Basket Return	At Maturity	9/30/26	26,878,435	-	(18,077)
BNP Paribas	BNP Paribas Dynamic Pre-Roll Alpha ex-Agriculture and Livestock Index[1,2]	0.08%	Basket Return	At Maturity	9/30/26	4,888,911	-	(31,464)
BNP Paribas	BNP Paribas Equity Low Volatility Europe LS Index[2]	0.00%	Basket Return	At Maturity	9/30/26	13,248,810	-	15,861
BNP Paribas	BNP Paribas Volatility Index ER2	0.35%	Basket Return	At Maturity	9/30/26	22,611,396	-	(91,855)
Goldman Sachs & Co. LLC	Alerian MLP Infrastructure Index	Daily SOFR + 0.90%	Index Return	At Maturity	9/30/26	5,027,433	-	351,879
Goldman Sachs & Co. LLC	Alerian MLP Infrastructure Index	Daily SOFR + 1.30%	Index Return	At Maturity	9/30/26	5,212,065	-	363,549
Goldman Sachs & Co. LLC	Goldman Sachs Dispersion US Series 31 Excess Return Strategy[2]	0.00%	Basket Return	At Maturity	9/30/26	20,162,815	-	799,445
Goldman Sachs & Co. LLC	Goldman Sachs USD Custom Equity Basket[2]	Daily SOFR + 0.85%	Basket Return	At Maturity	9/30/26	5,083,741	-	(137,614)
Goldman Sachs & Co. LLC	Goldman Sachs USD Custom Equity Basket[2]	Basket Return	Daily SOFR - 0.50%	At Maturity	9/30/26	4,951,504	-	(200,201)
Goldman Sachs & Co. LLC	MSCI US REIT Index	Daily SOFR + 0.65%	Index Return	At Maturity	9/30/26	3,825,732	-	69,228
Macquarie Bank Ltd.	Macquarie Bond Auction Congestion Basket Index[2]	0.15%	Basket Return	At Maturity	9/30/26	14,847,148	-	95,233
Macquarie Bank Ltd.	Macquarie Commodity Roll Rider[1,2]	0.15%	Basket Return	At Maturity	9/30/26	14,627,474	-	(25,581)
Macquarie Bank Ltd.	Macquarie Commodity Vector Congestion[1,2]	0.15%	Basket Return	At Maturity	9/30/26	14,457,259	-	(84,218)
Macquarie Bank Ltd.	Macquarie Short Horizon Breakout in Equities[2]	0.15%	Basket Return	At Maturity	9/30/26	19,755,538	-	(253,473)
Societe Generale	Dow Jones U.S. High Beta Total Return Index	Index Return	0.20%	Monthly	9/30/26	3,775,386	-	156,070
Societe Generale	Dow Jones U.S. High Momentum Total Return Index	0.20%	Index Return	Monthly	9/30/26	2,791,121	-	(120,065)
Societe Generale	Dow Jones U.S. Low Beta Total Return Index	0.20%	Index Return	Monthly	9/30/26	4,075,169	-	96,303
Societe Generale	Dow Jones U.S. Low Momentum Total Return Index	Index Return	0.20%	Monthly	9/30/26	2,881,003	-	(45,750)
Societe Generale	Dow Jones U.S. Relative Value Total Return Index	0.20%	Index Return	Monthly	9/30/26	15,235,270	-	330,146
Societe Generale	Dow Jones U.S. Short Relative Value Total Return Index	Index Return	0.20%	Monthly	9/30/26	15,108,323	-	473,893
Societe Generale	Dow Jones U.S. Thematic Long Quality Total Return Index	0.20%	Index Return	Monthly	9/30/26	16,124,062	-	4,229
Societe Generale	Dow Jones U.S. Thematic Long Size Total Return Index	0.20%	Index Return	Monthly	9/30/26	9,043,891	-	(8,024)
Societe Generale	Dow Jones U.S. Thematic Short Quality Total Return Index	Index Return	0.20%	Monthly	9/30/26	16,332,933	-	76,500
Societe Generale	Dow Jones U.S. Thematic Short Size Total Return Index	Index Return	0.20%	Monthly	9/30/26	8,989,937	-	25,748
Societe Generale	SGI Commodity Dynamic Alpha Index[1,2]	0.30%	Basket Return	At Maturity	9/30/26	4,872,789	-	(42,898)
Societe Generale	SGI Equity US Intraday Trend 3 Index	0.30%	Index Return	At Maturity	9/30/26	14,817,136	-	39,870
Societe Generale	SGI Rates Slope Trend Index[2]	0.15%	Basket Return	At Maturity	9/30/26	19,846,434	-	(273,270)
Societe Generale	SGI US Strong Balance Sheet Beta Hedged Index[2]	0.20%	Basket Return	At Maturity	9/30/26	5,109,613	-	40,272
Societe Generale	SGI US Strong Balance Sheet Beta Hedged Index[2]	0.20%	Basket Return	At Maturity	9/30/26	4,918,189	-	(7,914)
Societe Generale	SGI Volume Premium US Total Return Index[2]	0.20%	Basket Return	At Maturity	9/30/26	24,718,582	-	735,446
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 109 Excess Return Strategy[2]	0.00%	Basket Return + 0.60%	At Maturity	10/1/26	4,851,818	-	(211,068)
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 112 Excess Return Strategy[2]	0.00%	Basket Return + 0.60%	At Maturity	10/1/26	4,916,409	-	(45,782)
Goldman Sachs & Co. LLC	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy[2]	0.40%	Basket Return	At Maturity	10/1/26	1,987,300	-	125,241
Goldman Sachs & Co. LLC	FTSE 100 Index	5.23%	Index Return	At Maturity	10/2/26	1,705,997	-	50,607
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 112 Excess Return Strategy[2]	0.00%	Basket Return + 0.60%	At Maturity	10/2/26	4,867,482	-	(75,311)
Goldman Sachs & Co. LLC	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy[2]	0.40%	Basket Return	At Maturity	10/2/26	1,101,070	-	73,128
Goldman Sachs & Co. LLC	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy[2]	0.40%	Basket Return	At Maturity	10/5/26	1,999,000	-	113,542
Goldman Sachs & Co. LLC	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy[2]	0.40%	Basket Return	At Maturity	10/5/26	3,974,666	-	213,489
Goldman Sachs & Co. LLC	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy[2]	0.40%	Basket Return	At Maturity	10/5/26	1,997,339	-	85,725
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	11/5/26	3,532,984	-	(20,918)
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	11/5/26	2,004,966	-	(7,542)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	11/12/26	49,880	-	(295)
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	11/12/26	29,791	-	(112)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	12/3/26	24,079	-	(143)
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	12/3/26	14,371	-	(54)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	12/31/26	35,987	-	(213)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	1/7/27	68,270	-	(404)
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	1/7/27	58,964	-	(222)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	2/6/27	56,230	-	(333)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	2/25/27	60,067	-	(356)
Goldman Sachs & Co. LLC	The Brink's Company	Equity Return	Daily SOFR - 0.40%	Monthly	3/15/27	1,189,847	-	(182,608)
Goldman Sachs & Co. LLC	The Brink's Company	Equity Return	Daily SOFR - 0.40%	Monthly	3/18/27	10,062	-	(1,544)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	4/5/27	17,993	-	(107)
Goldman Sachs & Co. LLC	Equitable Holdings, Inc.	Equity Return	Daily SOFR - 0.25%	Monthly	4/9/27	6,738,445	-	(8,416)
Goldman Sachs & Co. LLC	Equitable Holdings, Inc.	Equity Return	Daily SOFR - 0.25%	Monthly	4/15/27	242,462	-	(303)
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	4/15/27	48,849	-	(184)
Goldman Sachs & Co. LLC	Somnigroup International, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	4/22/27	2,413,321	-	345,009
Goldman Sachs & Co. LLC	Equitable Holdings, Inc.	Equity Return	Daily SOFR - 0.25%	Monthly	5/6/27	438,405	-	(548)
Goldman Sachs & Co. LLC	Somnigroup International, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	5/6/27	78,014	-	11,153
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	5/6/27	71,114	-	(268)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	5/14/27	11,379	-	(67)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	5/21/27	218,173	-	(1,292)
Goldman Sachs & Co. LLC	Equitable Holdings, Inc.	Equity Return	Daily SOFR - 0.25%	Monthly	5/21/27	169,766	-	(212)
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	5/21/27	143,895	-	(541)
Goldman Sachs & Co. LLC	Somnigroup International, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	5/21/27	121,081	-	17,310
Goldman Sachs & Co. LLC	The Brink's Company	Equity Return	Daily SOFR - 0.40%	Monthly	5/21/27	39,160	-	(6,010)
Goldman Sachs & Co. LLC	First Trust NASDAQ Clean Edge Green Energy Index Fund	Daily SOFR + 0.485%	Equity Return	Monthly	6/2/27	122,880	-	(24,046)
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/2/27	1,612,718	-	(92,681)
Goldman Sachs & Co. LLC	iShares MSCI USA Momentum Factor ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/2/27	1,673,776	-	(129,087)
Goldman Sachs & Co. LLC	Invesco Solar ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/2/27	60,130	-	(10,241)
Goldman Sachs & Co. LLC	First Trust NASDAQ Clean Edge Green Energy Index Fund	Daily SOFR + 0.485%	Equity Return	Monthly	6/3/27	68,239	-	(13,354)
Goldman Sachs & Co. LLC	Invesco Solar ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/3/27	30,680	-	(5,225)
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/3/27	575,016	-	(33,046)
Goldman Sachs & Co. LLC	iShares MSCI USA Momentum Factor ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/3/27	571,068	-	(44,042)
Goldman Sachs & Co. LLC	iShares Russell 2000 Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/3/27	1,222,397	-	(6,264)
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/4/27	23,450	-	(1,348)
Goldman Sachs & Co. LLC	iShares Russell 2000 Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/4/27	13,016	-	(67)
Goldman Sachs & Co. LLC	First Trust NASDAQ Clean Edge Green Energy Index Fund	Daily SOFR + 0.485%	Equity Return	Monthly	6/7/27	11,095	-	(2,171)
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/7/27	47,604	-	(2,736)
Goldman Sachs & Co. LLC	iShares Russell 2000 Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/7/27	26,252	-	(135)
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/15/27	24,409	-	(1,403)
Goldman Sachs & Co. LLC	iShares MSCI USA Momentum Factor ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/15/27	11,051	-	(852)
Goldman Sachs & Co. LLC	iShares Russell 2000 Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/15/27	13,457	-	(69)
Goldman Sachs & Co. LLC	Equitable Holdings, Inc.	Equity Return	Daily SOFR - 0.25%	Monthly	6/18/27	151,415	-	(189)
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/18/27	27,540	-	(1,583)
Goldman Sachs & Co. LLC	iShares Russell 2000 Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/18/27	13,457	-	(69)
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/24/27	11,821	-	(679)
Goldman Sachs & Co. LLC	Fox Corp.	Equity Return	Daily SOFR - 0.25%	Monthly	6/25/27	1,501,339	-	(62,406)
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/25/27	23,387	-	(1,344)
Goldman Sachs & Co. LLC	iShares Russell 2000 Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/25/27	13,899	-	(71)
Goldman Sachs & Co. LLC	Invesco Solar ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/1/27	16,619	-	(2,830)
Goldman Sachs & Co. LLC	First Trust NASDAQ Clean Edge Green Energy Index Fund	Daily SOFR + 0.485%	Equity Return	Monthly	7/1/27	37,016	-	(7,244)
Goldman Sachs & Co. LLC	iShares MSCI USA Momentum Factor ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/1/27	16,726	-	(1,290)
Goldman Sachs & Co. LLC	iShares Russell 2000 Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/2/27	26,473	-	(136)
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/2/27	47,924	-	(2,754)
Goldman Sachs & Co. LLC	ON Semiconductor Corp.	Equity Return	Daily SOFR - 0.25%	Monthly	7/9/27	2,682,684	-	288,815
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.25%	Monthly	7/9/27	54,387	-	(3,635)
Goldman Sachs & Co. LLC	First Trust NASDAQ Clean Edge Green Energy Index Fund	Daily SOFR + 0.485%	Equity Return	Monthly	7/13/27	23,095	-	(3,121)
Goldman Sachs & Co. LLC	Invesco Solar ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/13/27	10,384	-	(1,207)
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/14/27	19,059	-	(255)
Goldman Sachs & Co. LLC	iShares Russell 2000 Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/14/27	10,598	-	43
Goldman Sachs & Co. LLC	First Trust NASDAQ Clean Edge Green Energy Index Fund	Daily SOFR + 0.485%	Equity Return	Monthly	7/16/27	13,568	-	(1,495)
Goldman Sachs & Co. LLC	Invesco QQQ ETF	Equity Return	Daily SOFR + 0.485%	Monthly	7/19/27	3,623,698	-	61,507
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/19/27	9,853	-	(50)
Goldman Sachs & Co. LLC	iShares MSCI USA Momentum Factor ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/20/27	9,574	-	(108)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.25%	Monthly	7/23/27	212,120	-	548
Goldman Sachs & Co. LLC	Equitable Holdings, Inc.	Equity Return	Daily SOFR - 0.25%	Monthly	7/23/27	304,365	-	(1,040)
Goldman Sachs & Co. LLC	Fox Corp.	Equity Return	Daily SOFR - 0.25%	Monthly	7/23/27	18,206	-	(1,109)
Goldman Sachs & Co. LLC	Invesco Solar ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/23/27	43,318	-	(3,091)
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/23/27	669,378	-	(4,820)
Goldman Sachs & Co. LLC	Somnigroup International, Inc.	Equity Return	Daily SOFR - 0.25%	Monthly	7/23/27	74,771	-	3,604
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.25%	Monthly	7/23/27	84,177	-	(2,689)
Goldman Sachs & Co. LLC	First Hawaiian, Inc.	Equity Return	Daily SOFR - 0.25%	Monthly	7/26/27	2,440,014	-	59,755
Goldman Sachs & Co. LLC	First Trust NASDAQ Clean Edge Green Energy Index Fund	Daily SOFR + 0.485%	Equity Return	Monthly	7/26/27	82,824	-	(4,075)
Goldman Sachs & Co. LLC	iShares MSCI USA Momentum Factor ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/26/27	631,527	-	(31,353)
Goldman Sachs & Co. LLC	iShares Russell 2000 Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/26/27	370,018	-	1,547
Goldman Sachs & Co. LLC	ON Semiconductor Corp.	Equity Return	Daily SOFR - 0.25%	Monthly	7/26/27	118,960	-	9,454
Goldman Sachs & Co. LLC	The Brink's Company	Equity Return	Daily SOFR - 0.25%	Monthly	7/26/27	44,108	-	1,178
Goldman Sachs & Co. LLC	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy[2]	0.40%	Basket Return	At Maturity	10/5/27	2,008,921	-	113,912
TOTAL EQUITY SWAP CONTRACTS								$3,007,066

[1]	This investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.
[2]	The index constituents are available on the Fund's website.

SOFR – Secured Overnight Financing Rate

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Purchase Contracts	Counterparty	Exchange	Date	Purchased	Date	July 31, 2026	(Depreciation)
Canadian Dollar	Goldman Sachs	CAD per USD	8/19/2026	$9,275,194	$6,594,512	$6,621,838	$27,326
Turkish Lira	Goldman Sachs	TRY per USD	8/19/2026	59,070,355	1,224,600	1,223,206	(1,394)
Australian Dollar	Goldman Sachs	AUD per USD	8/20/2026	8,451,487	5,918,019	5,944,356	26,337
Brazilian Real	Goldman Sachs	BRL per USD	8/20/2026	6,205,490	1,207,881	1,217,598	9,717
British Pound	Goldman Sachs	GBP per USD	8/20/2026	5,893,872	7,963,385	7,943,224	(20,161)
Czech Koruna	Goldman Sachs	CZK per USD	8/20/2026	25,678,055	1,213,779	1,222,806	9,027
Euro	Goldman Sachs	EUR per USD	8/20/2026	704,646	805,520	813,228	7,708
Japanese Yen	Goldman Sachs	JPY per USD	8/20/2026	151,339,374	930,379	952,711	22,332
Mexican Peso	Goldman Sachs	MXN per USD	8/20/2026	21,172,272	1,211,917	1,220,320	8,403
New Zealand Dollar	Goldman Sachs	NZD per USD	8/20/2026	297,616	174,259	175,423	1,164
Norwegian Krone	Goldman Sachs	NOK per USD	8/20/2026	13,991,815	1,449,123	1,475,873	26,750
Polish Zloty	Goldman Sachs	PLN per USD	8/20/2026	4,583,567	1,211,791	1,226,922	15,131
Singapore Dollar	Goldman Sachs	SGD per USD	8/20/2026	1,557,423	1,209,900	1,216,170	6,270
South African Rand	Goldman Sachs	ZAR per USD	8/20/2026	19,897,680	1,209,010	1,202,426	(6,584)
Swedish Krona	Goldman Sachs	SEK per USD	8/20/2026	15,329,060	1,584,738	1,611,572	26,834
Swiss Franc	Goldman Sachs	CHF per USD	8/20/2026	7,422,631	9,172,798	9,201,753	28,955
Hungarian Forint	Goldman Sachs	HUF per USD	8/24/2026	380,131,824	1,200,116	1,200,064	(52)
Qatari Riyal	Goldman Sachs	QAR per USD	12/28/2026	87,600,146	24,064,652	24,058,093	(6,559)
United Arab Emirates Dirham	Goldman Sachs	AED per USD	12/31/2026	88,154,774	24,017,757	24,008,256	(9,501)
					92,364,136	92,535,839	171,703

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	July 31, 2026	(Depreciation)
Canadian Dollar	Goldman Sachs	CAD per USD	8/19/2026	$(9,275,194)	$(6,623,274)	$(6,621,837)	$1,437
Turkish Lira	Goldman Sachs	TRY per USD	8/19/2026	(59,070,355)	(1,224,183)	(1,223,206)	977
Australian Dollar	Goldman Sachs	AUD per USD	8/20/2026	(8,451,487)	(5,910,412)	(5,944,356)	(33,944)
Brazilian Real	Goldman Sachs	BRL per USD	8/20/2026	(6,205,490)	(1,217,997)	(1,217,598)	399
British Pound	Goldman Sachs	GBP per USD	8/20/2026	(5,893,872)	(7,888,957)	(7,943,224)	(54,267)
Czech Koruna	Goldman Sachs	CZK per USD	8/20/2026	(25,678,055)	(1,214,177)	(1,222,807)	(8,630)
Euro	Goldman Sachs	EUR per USD	8/20/2026	(704,646)	(807,950)	(813,228)	(5,278)
Japanese Yen	Goldman Sachs	JPY per USD	8/20/2026	(151,339,374)	(934,513)	(952,712)	(18,199)
Mexican Peso	Goldman Sachs	MXN per USD	8/20/2026	(21,172,272)	(1,214,444)	(1,220,320)	(5,876)
New Zealand Dollar	Goldman Sachs	NZD per USD	8/20/2026	(297,616)	(173,382)	(175,422)	(2,040)
Norwegian Krone	Goldman Sachs	NOK per USD	8/20/2026	(13,991,815)	(1,457,582)	(1,475,873)	(18,291)
Polish Zloty	Goldman Sachs	PLN per USD	8/20/2026	(4,583,567)	(1,208,864)	(1,226,922)	(18,058)
Singapore Dollar	Goldman Sachs	SGD per USD	8/20/2026	(1,557,423)	(1,208,691)	(1,216,170)	(7,479)
South African Rand	Goldman Sachs	ZAR per USD	8/20/2026	(19,897,680)	(1,208,083)	(1,202,426)	5,657
Swedish Krona	Goldman Sachs	SEK per USD	8/20/2026	(15,329,060)	(1,593,627)	(1,611,572)	(17,945)
Swiss Franc	Goldman Sachs	CHF per USD	8/20/2026	(7,422,631)	(9,219,171)	(9,201,753)	17,418
Hungarian Forint	Goldman Sachs	HUF per USD	8/24/2026	(380,131,824)	(1,194,135)	(1,200,064)	(5,929)
Israeli New Shekel	Goldman Sachs	ILS per USD	9/30/2026	(30,382,057)	(9,949,769)	(9,961,576)	(11,807)
Qatari Riyal	Goldman Sachs	QAR per USD	12/28/2026	(138,061,922)	(37,832,987)	(37,916,678)	(83,691)
United Arab Emirates Dirham	Goldman Sachs	AED per USD	12/31/2026	(138,988,801)	(37,834,435)	(37,852,501)	(18,066)
					(129,916,633)	(130,200,245)	(283,612)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(37,552,497)	$(37,664,406)	$(111,909)

AED - United Arab Emirates Dirham

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CZK - Czech Koruna

EUR – Euro

GBP – British Pound

HUF - Hungarian Forint

ILS - Israeli New Shekel

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN - Polish Zloty

QAR - Qatari Riyal

SEK – Swedish Krona

SGD – Singapore Dollar

TRY - Turkish Lira

ZAR – South African Rand

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026 (Unaudited)

FUTURES CONTRACTS

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Long Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CBOT Soybean Meal[1]	September 2026	11	$346,390	$(7,691)
CBOT Soybean Oil[1]	September 2026	17	686,052	(34,490)
CBOT Soybean Oil[1]	July 2027	68	2,705,040	(124,176)
CBOT Soybean[1]	September 2026	28	1,639,050	(40,279)
CBOT Wheat[1]	September 2026	17	543,362	(22,934)
CME Lean Hogs[1]	August 2026	9	355,860	(359)
CME Live Cattle[1]	August 2026	17	1,575,900	(28,958)
CMX Copper[1]	September 2026	1	161,638	2,660
CMX Gold[1]	October 2026	6	2,445,960	5,323
CMX Silver[1]	September 2026	4	1,155,720	(1,276)
ECX Emissions[1]	August 2026	20	1,857,242	(87,198)
ICE Brent Crude Oil[1]	October 2026	8	703,440	35,705
ICE Brent Crude Oil[1]	December 2026	121	9,949,830	538,726
ICE Low Sulphur Gas[1]	August 2026	13	1,715,025	445,359
KCBT Hard Red Winter Wheat[1]	September 2026	6	212,250	21,041
LME Lead[1]	August 2026	1	46,086	(724)
LME Lead[1]	November 2026	224	10,567,424	(43,083)
LME Lead[1]	May 2027	100	4,893,850	(12,446)
LME Primary Aluminum[1]	August 2026	27	2,155,727	19,599
LME Primary Nickel[1]	August 2026	3	307,951	10,801
LME Primary Nickel[1]	January 2027	61	6,380,928	163,476
LME Zinc[1]	August 2026	44	4,077,315	187,915
NYBOT Cocoa[1]	September 2026	4	215,880	26,755
NYBOT Coffee 'C'[1]	September 2026	4	498,150	46,264
NYBOT Sugar #11[1]	October 2026	3	49,258	584
NYMEX NY Harbor ULSD[1]	September 2026	2	344,022	6,992
NYMEX RBOB Gasoline[1]	September 2026	9	1,177,168	(14,788)

Index Futures
CBOE Volatility Index	August 2026	20	362,092	(24,361)
EURO Stoxx 50 (DIV)	December 2026	674	13,391,398	69,869
EURO Stoxx 50 (DIV)	December 2027	1,249	26,904,197	1,045,079
		2,771	$97,424,205	$2,183,385

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026 (Unaudited)

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Short Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CBOT Corn[1]	September 2026	(15)	$(330,563)	$3,605
CBOT Soybean[1]	January 2027	(64)	(3,844,000)	(26,437)
CMX Gold[1]	September 2026	(1)	(406,240)	(1,092)
CMX Silver[1]	September 2027	(4)	(1,208,980)	(34,370)
ICE Brent Crude Oil[1]	December 2027	(129)	(9,527,940)	(52,092)
LME Lead[1]	August 2026	(8)	(368,688)	5,982
LME Lead[1]	November 2026	(224)	(10,567,424)	(8,678)
LME Lead[1]	May 2027	(200)	(9,787,700)	2,308
LME Primary Aluminum[1]	August 2026	(26)	(2,075,886)	(39,383)
LME Primary Nickel[1]	August 2026	(1)	(102,650)	(693)
LME Primary Nickel[1]	January 2027	(61)	(6,380,928)	(213,383)
LME Zinc[1]	August 2026	(33)	(3,057,986)	(69,168)
NYBOT Cotton #2[1]	October 2026	(5)	(201,250)	(11,557)
NYBOT Sugar #11[1]	March 2027	(149)	(2,591,646)	(26,769)
NYMEX Natural Gas[1]	September 2026	(6)	(164,820)	3,456
NYMEX WTI Crude Oil[1]	September 2026	(16)	(1,354,720)	(102,357)

Index Futures
CME E-Mini Russell 2000 Index	September 2026	(38)	(5,582,200)	55,625
CME E-Mini S&P 500	September 2026	(15)	(5,639,438)	(14,357)
		(995)	$(63,193,059)	$(529,360)

TOTAL FUTURES CONTRACTS			$34,231,146	$1,654,025

[1]	This investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026 (Unaudited)

Affiliated Security	Shares Held as of October 31, 2025	Beginning Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value July 31, 2026	Ending Shares July 31, 2026	Income from Affiliated Investments
Mast Managed Futures Strategy Fund - Class I	-	$-	$32,917,430	$-	$-	$-	$41,510	$-	$32,958,940	4,151,000	$-
Total		$-	$32,917,430	$-	$-	$-	$41,510	$-	$32,958,940		$-